SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEGMENTED INFORMATION
Revenue	$ 5,741,162	$ 3,869,625
Total non-current assets	21,314,749	8,913,702
Canada
SEGMENTED INFORMATION
Revenue	4,348,597	3,049,864
Total non-current assets	18,068,878	6,749,909
Mexico
SEGMENTED INFORMATION
Revenue	339,525	405,105
Total non-current assets	600,954	671,691
Finland
SEGMENTED INFORMATION
Revenue	407,669	414,656
Total non-current assets	1,469,917	1,458,838
Sweden
SEGMENTED INFORMATION
Total non-current assets	14,970	16,128
United states
SEGMENTED INFORMATION
Total non-current assets	11,098	$ 17,136
Australia
SEGMENTED INFORMATION
Revenue	645,371
Total non-current assets	$ 1,148,932